Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Convertible Notes

Between April 20 and May 7, 2020, GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with eight purchasers (individually, a “Purchaser,” and collectively, the “Purchasers”), pursuant to which the Company issued to the Purchasers, on January 30, 2020, Secured Convertible Notes in an aggregate principal amount of $2,067,000 (the “Notes”), which Notes shall be convertible at any time after issuance into shares (the “Conversion Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an initial conversion price of $0.20 per share (the “Conversion Price”).

The Notes accrue interest at the rate of 10% per annum and mature between October 20 and November 7, 2020. Interest on the Notes is payable in cash or, at a Purchaser’s option, in shares of Common Stock at the Conversion Price. Upon the occurrence of an event of default, interest accrues at 18% per annum. The Notes contain customary default provisions, including provisions for potential acceleration, and covenants, including negative covenants regarding additional indebtedness and dividends. The Conversion Price is subject to adjustment due to certain events, including stock dividends and stock splits, and is subject to reduction in certain circumstances if the Company issues Common Stock or Common Stock equivalents at an effective price per share that is lower than the Conversion Price then in effect. The Company may only prepay the Notes with the prior written consent of the respective Purchasers thereof.

The Purchase Agreement contains customary representations, warranties and covenants, including covenants, subject to certain exceptions, that the Company, until the date on which less than 10% of the Notes are outstanding, shall not effect any Variable Rate Transaction (as defined in the Purchase Agreement) and that, for as long as a Purchaser holds any Notes or Conversion Shares, the Company shall amend the terms and conditions of the Purchase Agreement and the transactions contemplated thereby with respect to such Purchaser to give such Purchaser the benefit of any terms or conditions under which the Company agrees to issue or sell any Common Stock or Common Stock equivalents that are more favorable to an investor than the terms and conditions granted to such Purchaser under the Purchase Agreement and the transactions contemplated thereby.

In addition, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company has agreed to file, within 30 days after April 20, 2020, one or more registration statements on Form S-3 (or, if Form S-3 is not then available to the Company, such form of registration that is then available to effect a registration for resale of the subject securities) covering the resale of all Conversion Shares, subject to certain penalties set forth in the Registration Rights Agreement.

Common Stock

In April 2020, the Company issued 250,000 shares of common stock upon conversion of $50,000 in principal on convertible notes.

On May 1, 2020, the Company issued 1,086,429 shares of restricted common stock for consulting services.

Financing

On January 30, 2020 GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the one purchaser (individually, a “Purchaser,” and collectively, the “Purchasers”), pursuant to which the Company issued to the Purchasers, on January 30, 2020, Secured Convertible Notes in an aggregate principal amount of $200,000 (the “Notes”), which Notes shall be convertible at any time after issuance into shares (the “Conversion Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an initial conversion price of $0.20 per share (the “Conversion Price”).

The Notes accrue interest at the rate of 10% per annum and mature on September 30, 2020. Interest on the Notes is payable in cash or, at a Purchaser’s option, in shares of Common Stock at the Conversion Price. Upon the occurrence of an event of default, interest accrues at 18% per annum. The Notes contain customary default provisions, including provisions for potential acceleration, and covenants, including negative covenants regarding additional indebtedness and dividends. The Conversion Price is subject to adjustment due to certain events, including stock dividends and stock splits, and is subject to reduction in certain circumstances if the Company issues Common Stock or Common Stock equivalents at an effective price per share that is lower than the Conversion Price then in effect. The Company may only prepay the Notes with the prior written consent of the respective Purchasers thereof.

The Purchase Agreement contains customary representations, warranties and covenants, including covenants, subject to certain exceptions, that the Company, until the date on which less than 10% of the Notes are outstanding, shall not effect any Variable Rate Transaction (as defined in the Purchase Agreement) and that, for as long as a Purchaser holds any Notes or Conversion Shares, the Company shall amend the terms and conditions of the Purchase Agreement and the transactions contemplated thereby with respect to such Purchaser to give such Purchaser the benefit of any terms or conditions under which the Company agrees to issue or sell any Common Stock or Common Stock equivalents that are more favorable to an investor than the terms and conditions granted to such Purchaser under the Purchase Agreement and the transactions contemplated thereby.

In addition, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company has agreed to file, within 30 days after January 30, 2020, one or more registration statements on Form S-3 (or, if Form S-3 is not then available to the Company, such form of registration that is then available to effect a registration for resale of the subject securities) covering the resale of all Conversion Shares, subject to certain penalties set forth in the Registration Rights Agreement.

On March 24, 2020 GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the one purchaser (individually, a “Purchaser,” and collectively, the “Purchasers”), pursuant to which the Company issued to the Purchasers, on January 30, 2020, Secured Convertible Notes in an aggregate principal amount of $200,000 (the “Notes”), which Notes shall be convertible at any time after issuance into shares (the “Conversion Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an initial conversion price of $0.20 per share (the “Conversion Price”).

The Notes accrue interest at the rate of 10% per annum and mature on September 30, 2020. Interest on the Notes is payable in cash or, at a Purchaser’s option, in shares of Common Stock at the Conversion Price. Upon the occurrence of an event of default, interest accrues at 18% per annum. The Notes contain customary default provisions, including provisions for potential acceleration, and covenants, including negative covenants regarding additional indebtedness and dividends. The Conversion Price is subject to adjustment due to certain events, including stock dividends and stock splits, and is subject to reduction in certain circumstances if the Company issues Common Stock or Common Stock equivalents at an effective price per share that is lower than the Conversion Price then in effect. The Company may only prepay the Notes with the prior written consent of the respective Purchasers thereof.

The Purchase Agreement contains customary representations, warranties and covenants, including covenants, subject to certain exceptions, that the Company, until the date on which less than 10% of the Notes are outstanding, shall not effect any Variable Rate Transaction (as defined in the Purchase Agreement) and that, for as long as a Purchaser holds any Notes or Conversion Shares, the Company shall amend the terms and conditions of the Purchase Agreement and the transactions contemplated thereby with respect to such Purchaser to give such Purchaser the benefit of any terms or conditions under which the Company agrees to issue or sell any Common Stock or Common Stock equivalents that are more favorable to an investor than the terms and conditions granted to such Purchaser under the Purchase Agreement and the transactions contemplated thereby.

In addition, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company has agreed to file, within 30 days after March 24, 2020, one or more registration statements on Form S-3 (or, if Form S-3 is not then available to the Company, such form of registration that is then available to effect a registration for resale of the subject securities) covering the resale of all Conversion Shares, subject to certain penalties set forth in the Registration Rights Agreement.

Common Stock

In the first quarter of 2020, the Company issued 814,733 shares of common stock upon conversion of $162,947 in principal and interest on senior convertible notes.